Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure Of Reportable Segments [Abstract]
DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Cenovus Energy Inc., including its subsidiaries, (together “Cenovus” or the “Company”) is an integrated energy company with crude oil and natural gas production operations in Canada and the Asia Pacific region, and upgrading, refining and marketing operations in Canada and the United States (“U.S.”).
Cenovus is incorporated under the Canada Business Corporations Act and its common shares and common share purchase warrants ("Cenovus Warrants") are listed on the Toronto Stock Exchange (“TSX”) and New York Stock Exchange (“NYSE”). Cenovus's cumulative redeemable preferred shares series 1, 2, 3, 5 and 7 are listed on the TSX. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.
On January 1, 2021, Cenovus and Husky Energy Inc. (“Husky”) closed a transaction to combine the two companies through a plan of arrangement (the “Arrangement”) (see Note 5A). The transaction included Husky’s oil sands, conventional, offshore and retail segments. The transaction also included extensive transportation, storage and logistics and downstream infrastructure. Comparative figures include Cenovus's results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.
Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision makers. The Company evaluates the financial performance of its operating segments primarily based on operating margin. The Company operates through the following reportable segments:
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Christina Lake, Sunrise (jointly owned with BP Canada Energy Group ULC (“BP Canada”) and operated by Cenovus) and Tucker oil sands projects, as well as Lloydminster thermal and conventional heavy oil assets. Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas within the Elmworth-Wapiti, Kaybob‑Edson, Clearwater and Rainbow Lake operating areas in Alberta and British Columbia, and interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported with other third-party commodity trading volumes through access to capacity on third-party pipelines, export terminals and storage facilities which provides flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
Downstream Segments
•Canadian Manufacturing, includes the owned and operated Lloydminster upgrading and asphalt refining complex which upgrades heavy oil and bitumen into synthetic crude oil, diesel fuel, asphalt and other ancillary products. Cenovus seeks to maximize the value per barrel from its heavy oil and bitumen production through its integrated network of assets. In addition, Cenovus owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. Cenovus also markets its production and third-party commodity trading volumes of synthetic crude oil, asphalt and ancillary products.
•U.S. Manufacturing, includes the refining of crude oil to produce diesel, gasoline, jet fuel, asphalt and other products at the wholly-owned Lima Refinery and Superior Refinery, the jointly owned Wood River and Borger refineries (jointly owned with operator Phillips 66) and the jointly owned Toledo Refinery (jointly owned with operator BP Products North America Inc. (“BP”)). Cenovus also markets some of its own and third-party volumes of refined petroleum products including gasoline, diesel and jet fuel.
•Retail, includes the marketing of its own and third-party volumes of refined petroleum products, including gasoline and diesel, through retail, commercial and bulk petroleum outlets, as well as wholesale channels in Canada.
Corporate and Eliminations, primarily includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate related derivative instruments and foreign exchange. Eliminations include adjustments for internal usage of natural gas production between segments, transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal, crude oil production used as feedstock by the Canadian Manufacturing and
U.S. Manufacturing segments, and diesel production in the Canadian Manufacturing segment sold to the Retail segment. Eliminations are recorded based on current market prices.
A) Results of Operations – Segment and Operational Information (1)

	Upstream
	Oil Sands			Conventional			Offshore			Total
For the years ended December 31,	2021	2020 (2)	2019 (2)	2021	2020	2019	2021	2020	2019	2021	2020 (2)	2019 (2)
Revenues
Gross Sales	22,827	8,804	13,101	3,235	904	935	1,782	—	—	27,844	9,708	14,036
Less: Royalties (3)	2,196	331	1,143	150	40	30	108	—	—	2,454	371	1,173
	20,631	8,473	11,958	3,085	864	905	1,674	—	—	25,390	9,337	12,863
Expenses
Purchased Product (3)	3,188	1,262	2,231	1,655	268	240	—	—	—	4,843	1,530	2,471
Transportation and Blending (3)	7,841	4,683	5,152	74	81	82	15	—	—	7,930	4,764	5,234
Operating (3)	2,451	1,156	1,067	551	320	339	239	—	—	3,241	1,476	1,406
Realized (Gain) Loss on Risk Management	786	268	23	2	—	—	—	—	—	788	268	23
Operating Margin	6,365	1,104	3,485	803	195	244	1,420	—	—	8,588	1,299	3,729
Unrealized (Gain) Loss on Risk Management	18	57	92	1	—	—	—	—	—	19	57	92
Depreciation, Depletion and Amortization	2,666	1,687	1,543	3	880	319	492	—	—	3,161	2,567	1,862
Exploration Expense	16	9	18	(3)	82	64	5	—	—	18	91	82
(Income) Loss From Equity- Accounted Affiliates	(5)	—	—	—	—	—	(47)	—	—	(52)	—	—
Segment Income (Loss)	3,670	(649)	1,832	802	(767)	(139)	970	—	—	5,442	(1,416)	1,693
(1)Prior period results have been reclassified to conform with the current period’s operating segments.
(2)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).
(3)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Downstream
For the years ended December 31,	Canadian Manufacturing			U.S. Manufacturing			Retail			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenues
Gross Sales	4,472	82	77	20,043	4,733	8,291	2,158	—	—	26,673	4,815	8,368
Less: Royalties (1)	—	—	—	—	—	—	—	—	—	—	—	—
	4,472	82	77	20,043	4,733	8,291	2,158	—	—	26,673	4,815	8,368
Expenses								—	—
Purchased Product (1)	3,552	—	—	17,955	4,429	6,735	2,019	—	—	23,526	4,429	6,735
Transportation and Blending (1)	—	—	—	—	—	—	—	—	—	—	—	—
Operating (1)	388	37	41	1,772	748	877	98	—	—	2,258	785	918
Realized (Gain) Loss on Risk Management	—	—	—	104	(21)	(16)	—	—	—	104	(21)	(16)
Operating Margin	532	45	36	212	(423)	695	41	—	—	785	(378)	731
Unrealized (Gain) Loss on Risk Management	—	—	—	1	(1)	1	—	—	—	1	(1)	1
Depreciation, Depletion and Amortization	167	8	7	2,381	728	273	59	—	—	2,607	736	280
Exploration Expense	—	—	—	—	—	—	—	—	—	—	—	—
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	—	—	—	—	—	—	—	—
Segment Income (Loss)	365	37	29	(2,170)	(1,150)	421	(18)	—	—	(1,823)	(1,113)	450
(1)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.

	Corporate and Eliminations			Consolidated
For the years ended December 31,	2021	2020	2019	2021	2020 (1)	2019 (1)
Revenues
Gross Sales	(5,706)	(609)	(689)	48,811	13,914	21,715
Less: Royalties (2)	—	—	—	2,454	371	1,173
	(5,706)	(609)	(689)	46,357	13,543	20,542
Expenses
Purchased Product (2)	(4,888)	(278)	(417)	23,481	5,681	8,789
Transportation and Blending (2)	(47)	(36)	(50)	7,883	4,728	5,184
Operating (2)	(783)	(306)	(236)	4,716	1,955	2,088
Realized (Gain) Loss on Risk Management	101	5	—	993	252	7
Unrealized (Gain) Loss on Risk Management	(18)	—	56	2	56	149
Depreciation, Depletion and Amortization	118	161	107	5,886	3,464	2,249
Exploration Expense	—	—	—	18	91	82
(Income) Loss From Equity-Accounted Affiliates	(5)	—	—	(57)	—	—
Segment Income (Loss)	(184)	(155)	(149)	3,435	(2,684)	1,994
General and Administrative	849	292	331	849	292	331
Finance Costs	1,082	536	511	1,082	536	511
Interest Income	(23)	(9)	(12)	(23)	(9)	(12)
Integration Costs	349	29	—	349	29	—
Foreign Exchange (Gain) Loss, Net	(174)	(181)	(404)	(174)	(181)	(404)
Re-measurement of Contingent Payment	575	(80)	164	575	(80)	164
(Gain) Loss on Divestiture of Assets	(229)	(81)	(2)	(229)	(81)	(2)
Other (Income) Loss, Net	(309)	40	9	(309)	40	9
	2,120	546	597	2,120	546	597
Earnings (Loss) Before Income Tax				1,315	(3,230)	1,397
Income Tax Expense (Recovery)				728	(851)	(797)
Net Earnings (Loss)				587	(2,379)	2,194
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).
(2)Inventory write-downs prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs.
B) Revenues by Product (1)

For the years ended December 31,	2021	2020	2019
Upstream (2)
Crude Oil	19,051	8,557	12,091
NGLs	2,809	186	227
Natural Gas	3,032	535	480
Other	498	58	65
Downstream
Canadian Manufacturing
Synthetic Crude Oil	1,951	—	—
Diesel and Distillate	407	—	—
Asphalt	477	—	—
Other Products and Services	1,637	82	77
U.S. Manufacturing
Gasoline	10,111	2,352	3,880
Diesel and Distillate	6,429	1,569	3,127
Other Products	3,503	813	1,284
Retail	2,158	—	—
Corporate and Eliminations	(5,706)	(609)	(689)
Consolidated	46,357	13,543	20,542
(1)     Prior period results have been reclassified to conform with the current period’s operating segments.
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2021	2020	2019
Canada (2)	23,768	8,715	12,160
United States	21,326	4,828	8,382
China	1,263	—	—
Consolidated	46,357	13,543	20,542
(1)Revenues by country are classified based on where the operations are located.
(2)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities (see Note 3(w)).

	Non-Current Assets (1)
As at December 31,	2021	2020
Canada (2)	33,915	26,041
United States	4,093	3,590
China	2,583	—
Indonesia	311	—
Consolidated	40,902	29,631
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
(2)Excludes assets of $552 million in the Retail segment, $593 million in the Oil Sands segment and $159 million in the Conventional segment that have been reclassified as held for sale in current assets.
Major Customers
In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and downstream products for the year ended December 31, 2021, Cenovus had two customers (2020 – three; 2019 – two) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $8.5 billion and $6.8 billion, respectively (2020 – $4.3 billion, $1.8 billion and $1.5 billion; 2019 – $6.9 billion and $2.3 billion) and are reported across all of the Company’s operating segments.
D) Assets by Segment (1)

	E&E Assets		PP&E		ROU Assets
As at December 31,	2021	2020	2021	2020	2021	2020
Oil Sands	653	617	22,535	19,748	754	196
Conventional	6	6	2,174	1,758	2	3
Offshore	61	—	2,822	—	160	—
Canadian Manufacturing	—	—	2,353	176	339	392
U.S. Manufacturing	—	—	3,745	3,476	252	114
Retail	—	—	205	—	49	—
Corporate and Eliminations	—	—	391	253	454	434
Consolidated	720	623	34,225	25,411	2,010	1,139

	Goodwill		Total Assets
As at December 31,	2021	2020	2021	2020
Oil Sands (2)	3,473	2,272	31,070	24,641
Conventional (2)	—	—	3,026	1,978
Offshore	—	—	3,597	—
Canadian Manufacturing	—	—	2,918	578
U.S. Manufacturing	—	—	7,777	4,363
Retail (2)	—	—	966	—
Corporate and Eliminations	—	—	4,750	1,210
Consolidated	3,473	2,272	54,104	32,770
(1)     Prior period results have been reclassified to conform with the current period’s operating segments.
(2)Total assets include assets held for sale of $552 million in the Retail segment, $593 million in the Oil Sands segment and $159 million in the Conventional segment.
E) Capital Expenditures (1) (2)

For the years ended December 31,	2021	2020	2019
Capital Investment
Oil Sands	1,019	427	656
Conventional	222	78	103
Offshore
Asia Pacific	21	—	—
Atlantic	154	—	—
Total Upstream	1,416	505	759

Canadian Manufacturing	37	33	52
U.S. Manufacturing	995	243	228
Retail	31	—	—
Total Downstream	1,063	276	280

Corporate and Eliminations	84	60	137
	2,563	841	1,176
Acquisition Capital
Oil Sands	3	6	2
Conventional	4	12	7
Canadian Manufacturing	—	—	4
	7	18	13
Acquisitions (Note 5)
Oil Sands	5,002	—	—
Conventional	547	—	—
Offshore	3,129	—	—
Canadian Manufacturing	2,283	—	—
U.S. Manufacturing	1,618	—	—
Retail	690	—	—
Corporate and Eliminations	156	—	—
	13,425	—	—

Total Capital Expenditures	15,995	859	1,189
(1)Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)Prior period results have been reclassified to conform with the current period’s operating segments.